Leases (Details) - Schedule of weighted average remaining lease term and the weighted average discount rate - SoundHound, Inc. [Member]	Sep. 30, 2021
Operating Lease [Member]
Leases (Details) - Schedule of weighted average remaining lease term and the weighted average discount rate [Line Items]
Weighted-average remaining lease term (years)	4 years 7 months 6 days
Weighted-average discount rate	5.92%
Finance Lease [Member]
Leases (Details) - Schedule of weighted average remaining lease term and the weighted average discount rate [Line Items]
Weighted-average remaining lease term (years)	1 year 3 months
Weighted-average discount rate	9.79%